STOCKHOLDERS' EQUITY (DEFICIT) - Warrants Underlying Series B Preferred Stock (Details) - USD ($)								3 Months Ended		12 Months Ended
	Jun. 10, 2020	Jun. 08, 2020	Jan. 31, 2020	Jan. 24, 2020	Dec. 06, 2019	Nov. 13, 2019	Sep. 13, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholder's equity (Deficit)
Warrants to purchase shares	1,063,939	335,982
Fair value of warrants reflected as additional paid-in capital										$ 377,000
Proceeds from issuance of warrants	$ 3,700	$ 1,200								$ 4,900
Warrants outstanding										0	839,952
Series B Preferred Stock
Stockholder's equity (Deficit)
Warrants to purchase						0.0859		0.0859		0.0859
Warrant purchase price (in dollars per share)						$ 0.003494		$ 0.003494		$ 0.003494
Warrant expiration term								10 years		10 years
Shares issued	1,063,939	335,982	1,739,130	4,782,608	87,050	2,173,913	7,608,696		16,391,397	6,521,738	9,782,609
Warrants to purchase shares									1,399,921	559,969	839,952
Fair value of warrants reflected as additional paid-in capital	$ 3,700								$ 5,533,000	$ 5,208,700
Proceeds from issuance of warrants	$ 3,700	$ 1,200
Warrants outstanding										0
Series B Preferred Stock | Warrants exercise beginning six months after the listing date
Stockholder's equity (Deficit)
Warrant exercise percentage								30.00%		30.00%
Series B Preferred Stock | Warrants exercise beginning nine months after the listing date
Stockholder's equity (Deficit)
Warrant exercise percentage								30.00%		30.00%